AST Multi-Asset Diversified Portfolio Investment Objectives and Goals - AST Multi-Asset Diversified Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY: AST MULTI-ASSET DIVERSIFIED PORTFOLIO
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Portfolio is to seek a high level of absolute return by using traditional and non-traditional investment strategies and by investing in domestic and foreign equity and fixed income securities, derivative instruments and other investment companies.